LONG TERM DEBT (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Debt Instrument [Line Items]
Debt instrument, face amount	10,000
Israeli Bank One [Member]
Debt Instrument [Line Items]
Debt instrument, date of issuance	May 17, 2012
Debt instrument, term	4 years
Frequency of payments	Quarterly
Date of first required payment	Jul. 17, 2012
Debt instrument, interest rate	4.35%
Frequency of interest payments	Monthly
Date of first required interest payment	May 17, 2012
Israeli Bank Two [Member]
Debt Instrument [Line Items]
Debt instrument, date of issuance	May 17, 2012
Debt instrument, term	5 years
Frequency of payments	Quarterly
Date of first required payment	Jul. 17, 2012
Debt instrument, interest rate	4.64%
Frequency of interest payments	Monthly
Date of first required interest payment	May 17, 2012